Property and Equipment (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Property and Equipment [Abstract]
Vehicle charges	$ 152,478	$ 29,522	$ 34,689
Buildings	$ 30,655	$ 31,094	$ 31,544